Commitments and Contingencies (Schedule of minimum future rental payments under non-cancellable finance leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Minimum Future Payments [Line Items]
2026	$ 352
2027	352
2028	352
2029	5,466
2030 and after	0
Finance Lease, Liability, to be Paid	6,522
Less imputed interest	(1,198)
Total lease liabilities	$ 5,324	$ 4,737